SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of WVAS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
WVAS [Member]
Revenue from External Customer [Line Items]
Revenues	77,765,502	80,265,942	83,280,333
WVAS [Member] | 2.5 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	6,080,197	8,928,563	10,030,492
WVAS [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	71,685,305	71,337,379	73,249,841
WVAS [Member] | WAP [Member] | 2.5 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	2,688,051	2,355,376	4,485,792
WVAS [Member] | MMS [Member] | 2.5 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	3,392,146	6,573,187	5,544,700
WVAS [Member] | SMS [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	39,178,143	37,096,542	34,485,665
WVAS [Member] | IVR [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	13,437,961	12,661,930	17,706,798
WVAS [Member] | CRBT and Others [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	$ 19,069,201	$ 21,578,907	$ 21,057,378